Interest-bearing Financial Liabilities - Summary of Long-term Debt (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	₱ 252,557		₱ 222,765
Less portion maturing within one year (Note 28)	11,482		17,570
Noncurrent portion of long-term debt (Note 28)	241,075		205,195
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	40,439	$ 793	40,872	$ 851
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	212,118		181,893
Fixed Rate Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	₱ 29,971	588	28,179	587
Fixed Rate Notes [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	2.5000% to 3.4500% in 2021 and 2020
Total long-term debt (Notes 28 and 29)	₱ 29,971	588	28,179	587
Term Loans [Member] | Others [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	₱ 764	15	2,157	45
Term Loans [Member] | Others [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	2.8850% and US$ LIBOR + 0.7900% to 1.0500% in 2021 and 2.8850% and US$ LIBOR + 0.7900% to 1.45000% in 2020
Total long-term debt (Notes 28 and 29)	₱ 10,468	$ 205	12,693	$ 264
Term Loans [Member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	3.9000% to 6.7339%; PHP BVAL + 0.5000% to 0.9000% (floor rate 3.9000% to 4.5000%) and TDF + 0.2500% in 2021 and 3.9000% to 6.7339%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000%), PDST-R2 + 0.5000% to 0.6000% and TDF + 0.2500% in 2020
Total long-term debt (Notes 28 and 29)	₱ 209,524		163,050
Philippine Peso Debts [Member] | Fixed Rate Corporate Notes [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	5.6423% in 2021 and 5.6423% to 5.9058% in 2020
Total long-term debt (Notes 28 and 29)			3,854
Philippine Peso Debts [Member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	5.2250% to 5.2813% in 2021 and 2020
Total long-term debt (Notes 28 and 29)	₱ 2,594		₱ 14,989